STOCK OPTION PLANS (Details - Option activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance	337,000	367,000	437,000
Weighted average exercise price, beginning	$ 0.85	$ 0.85	$ 0.79
Weighted average remaining contractual life	2 years 10 months 13 days	1 year 2 months 26 days	2 years 2 months 26 days	2 years 10 months 13 days
Aggregate intrinsic value, beginning balance	$ 0.00	$ 0.00	$ 0.00
Options granted	0	0	0
Weighted average exercise price, granted	$ 0	$ 0	$ 0
Options cancelled	(247,000)	(30,000)	(70,000)
Weighted average exercise price, cancelled	$ 1.24	$ 0.62	$ 0.62
Options exercised	0	0
Weighted average exercise price, exercised	$ 0	$ 0
Options exercised	0	0
Options outstanding, ending balance	90,000	337,000	367,000	437,000
Weighted average exercise price, ending	$ 0.05	$ 0.85	$ 0.85	$ 0.79
Aggregate intrinsic value, ending balance	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Options exercisable	90,000
Weighted average exercise price, exercisable	$ 0.05
Weighted average remaining contractual life exercisable	2 years 10 months 13 days
Aggregate intrinsic value, exercisable	$ 0.00